CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015	46,939,965	624,000
Beginning Balance, Amount at Dec. 31, 2015	$ 46,940	$ 624	$ 12,101,784	$ (11,832,521)	$ 316,827
Common stock issued for services rendered, Shares	4,225,675	1,740,000
Common stock issued for services rendered, Amount	$ 4,226	$ 1,740	4,193,940		4,199,906
Sale of common stock, Shares	10,350,376
Sale of common stock, Amount	$ 10,350		4,989,925		5,000,275
Common stock issued upon exercise of warrants for cash, Shares	5,242,393
Common stock issued upon exercise of warrants for cash, Amount	$ 5,242		1,128,252		1,133,494
Common stock issued upon cashless exercise of options, Shares	264,158
Common stock issued upon cashless exercise of options, Amount	$ 264		(264)
Common stock issued upon cashless exercise of warrants, Shares	639,051
Common stock issued upon cashless exercise of warrants, Amount	$ 639		(639)
Common stock issued in settlement of convertible notes, Shares	3,108,229
Common stock issued in settlement of convertible notes, Amount	$ 3,108		1,356,783		1,359,891
Common stock issued related to 2015 stock grants, Shares	624,000	(624,000)
Common stock issued related to 2015 stock grants, Amount	$ 624	$ (624)
Common stock issued upon exercise of options for cash, Shares	210,000
Common stock issued upon exercise of options for cash, Amount	$ 210		24,790		25,000
Common stock issued for penalties related to convertible notes, Shares	304,523
Common stock issued for penalties related to convertible notes, Amount	$ 305		163,316		163,621
Fair value of warrants issued for services rendered, Amount			68,369		68,369
Reclassify fair value of derivative liability to equity upon note payment and warrant exercise(s), Amount			1,555,407		1,555,407
Fair value of stock options issued for services, Amount			3,112,156		3,112,156
Net loss				(18,030,124)	(18,030,124)
Ending Balance, Shares at Dec. 31, 2016	71,908,370	1,740,000
Ending Balance, Amount at Dec. 31, 2016	$ 71,908	$ 1,740	28,693,819	(29,862,645)	(1,095,178)
Common stock issued for services rendered, Shares	22,745,898	(1,005,141)
Common stock issued for services rendered, Amount	$ 22,746	$ (1,005)	14,182,514		14,204,255
Sale of common stock, Shares	2,085,000	309,000
Sale of common stock, Amount	$ 2,085	$ 309	1,195,606		1,198,000
Common stock issued upon exercise of warrants for cash, Shares	6,933,041	112,500
Common stock issued upon exercise of warrants for cash, Amount	$ 6,933	$ 113	4,746,150		4,753,196
Common stock issued upon cashless exercise of options, Shares	41,153	394,858
Common stock issued upon cashless exercise of options, Amount	$ 41	$ 394	(435)
Common stock issued upon cashless exercise of warrants, Shares	355,689
Common stock issued upon cashless exercise of warrants, Amount	$ 356		(356)
Common stock issued in settlement of convertible notes, Shares	1,081,000
Common stock issued in settlement of convertible notes, Amount	$ 1,081		107,019		108,100
Common stock issued to acquire Odava Inc., Shares	3,250,000
Common stock issued to acquire Odava Inc., Amount	$ 3,250		1,963,000		1,966,250
Common stock issued to acquire DDDigtal Inc., Shares	2,926,830
Common stock issued to acquire DDDigtal Inc., Amount	$ 2,927		2,880,293		2,883,220
Reclassify fair value of liability warrants issued in connection with sale of common stock			(1,003,870)		(1,003,870)
Reclassify fair value of derivative liability to equity upon warrant exercise(s)			610,967		610,967
Stock based compensation			5,678,272		5,678,272
Net loss				$ (26,154,897)	(26,154,897)
Ending Balance, Shares at Sep. 30, 2017	111,326,981	1,551,217
Ending Balance, Amount at Sep. 30, 2017	$ 111,327	$ 1,551			$ 3,148,315